OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
OTHER PAYABLES AND ACCRUED LIABILITIES
Advances from customers	$ 0	$ 73,321
Loan payable to the third party	2,748,225	2,250,000
Interest payable	322,234	218,630
Deposit	50,000	50,000
Other	0	29,612
Total	$ 3,120,459	$ 2,621,563